Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments and Risk Management [Abstract]
Schedule of Unobservable Inputs In Fair Value Measurement Within Level3

The Company recognises transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred. There were no transfers between fair value levels during the period. As at June 30, 2024, the tradeable warrants are measured at fair value using Level 1 inputs. The fair value of the tradeable warrants is measured based on quoted market prices at each reporting date. Until the Group disposed of all its positions, the short-term investments were previously measured at fair value using Level 1 inputs.

	Carrying value			Fair value
	Cash and receivables	Liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
	€’000	€’000	€’000	€’000	€’000	€’000	€’000
30 June 2024
Cash and cash equivalents	411	-	411	-	-	-
Other receivables*	909	-	909	-	-	-
Trade payables	-	(10,994)	(10,994)	-	-	-
Warrants	-	(456)	(456)	(456)	-	-	(456)
Amounts owed to related parties	-	(1,363)	(1,363)	-	-	-
Loans and borrowings	-	(1,186)	(1,186)
Other payables**	-	(176)	(176)	-	-	-
	1,320	(14,175)	(12,855)	(456)	-	-	(456)
31 December 2023
Cash and cash equivalents	1,147	-	1,147	-	-	-	-
Trade receivables	1,473	-	1,473	-	-	-	-
Other receivables*	671	-	671	-	-	-	-
Trade payables	-	(11,015)	(11,015)	-	-	-	-
Warrants	-	(765)	(765)	(765)	-	-	(765)
Amounts owed to related parties	-	(2,113)	(2,113)	-	-	-	-
Loans and borrowings	-	(1,326)	(1,326)	-	-	-	-
Other payables**	-	(195)	(195)	-	-	-	-
	3,291	(15,414)	(12,123)	(765)	-	-	(765)

*	Prepayments and VAT have been excluded as they are not classified as a financial asset.
**	Employment taxes have been excluded as these are statutory liabilities.

Schedule of Significant Exchange Rates	At June 30, 2024 and December 31, 2023, the Company had USD and EUR cash balances of approximately $0.02 million (December 2023: $0.3 million), and €3 million (December 2023: €7.8 million) respectively. The following significant exchange rates have been applied during the period.
	Average rate		Period-end spot rate
	2024	2023	2024	2023
Euro
USD	1.0808	1.081	1.0705	1.0866